6. SENIOR DEBT: Schedule of Senior Debt (Details) - Senior Notes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt, Weighted Average Interest Rate	3.24%	3.25%	3.45%
Short-term Debt, Maximum Amount Outstanding During Period	$ 715,207	$ 636,784	$ 590,205
Short-term Debt, Average Outstanding Amount	$ 654,654	$ 593,871	$ 536,402
Debt, Weighted Average Interest Rate during period	3.39%	3.42%	3.48%
Bank Borrowings
Debt, Weighted Average Interest Rate	3.50%	3.50%	4.45%
Short-term Debt, Maximum Amount Outstanding During Period	$ 119,304	$ 123,256	$ 111,350
Short-term Debt, Average Outstanding Amount	$ 68,080	$ 104,206	$ 73,307
Debt, Weighted Average Interest Rate during period	4.83%	4.38%	5.60%
Senior Demand Notes
Debt, Weighted Average Interest Rate	1.91%	1.90%	1.89%
Short-term Debt, Maximum Amount Outstanding During Period	$ 103,979	$ 87,413	$ 76,204
Short-term Debt, Average Outstanding Amount	$ 95,143	$ 82,509	$ 73,498
Debt, Weighted Average Interest Rate during period	1.90%	1.90%	1.87%
Commercial Paper
Debt, Weighted Average Interest Rate	3.46%	3.45%	3.47%
Short-term Debt, Maximum Amount Outstanding During Period	$ 550,929	$ 431,314	$ 402,651
Short-term Debt, Average Outstanding Amount	$ 491,431	$ 407,156	$ 389,597
Debt, Weighted Average Interest Rate during period	3.48%	3.48%	3.38%